Income Tax and Taxes Payable - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets (Liabilities) [Abstract]
Allowance for credit losses	$ 59,531	$ 48,801	$ 142,550
Net operating loss carrying forwards	624,424	560,764	973,586
Operating lease liabilities, net of right of use assets		152	1,667
Total deferred tax assets	683,955	609,717	1,117,803
Less: valuation allowance	(683,955)	(609,717)	(1,117,803)
Total deferred tax assets, net